Private Placement (Details Narrative) - USD ($)	1 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of units per share			$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		313,500
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 3,135,000
Warrant exercisable		$ 11.50
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	30,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 300,000